MainStay VP MacKay S&P 500 Index Portfolio (Prospectus Summary) | MainStay VP MacKay S&P 500 Index Portfolio
MainStay VP MacKay S&P 500 Index Portfolio (formerly known as MainStay VP S&P 500 Index Portfolio)
Investment Objective
The Portfolio seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate as represented by the S&P 500® Index.
Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Annual Portfolio Operating Expenses (fees paid directly from your investment)
Annual Fund Operating Expenses - - MainStay VP MacKay S&P 500 Index Portfolio		Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	[1]	0.16%	0.16%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.03%	0.03%
Total Annual Portfolio Operating Expenses		0.19%	0.44%
Waiver / Reimbursement	[2]	(0.03%)	(0.03%)
Total Annual Portfolio Operating Expenses After Waiver	[2]	0.16%	0.41%
[1]	Restated to reflect current management fees. The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.
[2]	New York Life Investment Management LLC ('New York Life Investments') has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares do not exceed 0.16% of average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points to Service Class shares. This agreement will remain in effect until May 1, 2019, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - - MainStay VP MacKay S&P 500 Index Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Initial Class	16	58	104	240
Service Class	42	138	243	552

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in stocks as represented in the Standard & Poor's 500® Index ("S&P 500® Index”) in the same proportion, to the extent feasible.

The Portfolio may invest up to 20% of its total assets in options and futures contracts to maintain cash reserves, while being fully invested, to facilitate trading or to reduce transaction costs. The Portfolio may invest in such derivatives to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: MacKay Shields LLC, the Portfolio's Subadvisor, uses statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500® Index to the extent feasible. From time to time, adjustments may be made in the Portfolio's holdings because of changes in the composition of the S&P 500® Index. The correlation between the investment performance of the Portfolio and the S&P 500® Index is expected to be at least 0.95, before charges, fees and expenses, on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Portfolio, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500® Index.

Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Portfolio's Subadvisor may underperform the market or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below.

Market Risk: The value of the Portfolio's investments may fluctuate because of changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Portfolio shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results. In addition, the Portfolio may not achieve its investment objective, including during a period in which the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Index Strategy Risk: The Portfolio employs an index strategy that seeks to invest in stocks as represented in the S&P 500® Index. If the value of the S&P 500® Index declines, the net asset value of shares of the Portfolio will also decline. Also, the Portfolio's fees and expenses will reduce the Portfolio's returns, unlike those of the Index.

Correlation Risk: The Portfolio's ability to track the S&P 500® Index may be affected by, among other things, transaction costs; changes in either the composition of the S&P 500® Index or the number of shares outstanding for the components of the S&P 500® Index; and timing and amount of purchases and redemptions of the Portfolio's shares. Therefore, there is no assurance that the investment performance of the Portfolio will equal or exceed that of the S&P 500® Index.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Portfolio to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of the Portfolio.

Regulatory Risk: The Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. In addition, regulatory authorities are in the process of adopting and implementing regulations governing derivatives markets, and although the ultimate impact of the regulations remains unclear, the regulations may adversely affect, among other things, the availability, value or performance of derivatives.

Market Capitalization Risk: To the extent the Portfolio invests in securities issued by small-, mid-, or large-cap companies, the Portfolio will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over the last ten years. The average annual total returns table shows how the Portfolio's average annual total returns for the one-, five- and ten-year periods compare to those of a broad-based securities market index. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the S&P 500® Index as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The Portfolio's subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Annual Returns, Initial Class Shares (by calendar year 2008-2017)

Best Quarter
2Q/09	15.85%
Worst Quarter
4Q/08	-21.92%

Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - - MainStay VP MacKay S&P 500 Index Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Initial Class	Initial Class	21.49%	15.45%	8.23%	Jan. 29, 1993
Service Class	Service Class	21.19%	15.17%	7.96%	Jun. 05, 2003
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	21.83%	15.79%	8.50%